Risk and Capital Management (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total credit and finance lease operations	R$ 369,866	R$ 362,705
Total assets repossessed	R$ 494	336
VaR calculation confidence level percentage	99.00%
VaR calculation period	historical period of 4 years (1000 business days)
Value at risk	R$ 1,094	R$ 734
Percentage of VaR of total stockholders' equity	0.50%	0.40%
Percentage of aggregate funds from customers available on demand	72.80%
Funds from clients	R$ 1,019,042
Totaled average sovereign securities	371,763
Net cash outflows totaled average	R$ 193,779
Capital Adequcy ratio	17.00%	15.00%
Surplus Capital in relation to the Minimum Referential Equity Required	R$ 109,660	R$ 86,328
Additional Tier I Capital, Required	42,526	43,350
Increase Decrease in Referential Equity	58,879	55,748
Referring to amounts	261,530	R$ 224,140
Credit risk [member]
IfrsStatementLineItems [Line Items]
Percentage of reinsurance premiums operations		2.00%
subordinated debt ,Tier I capital [Member]
IfrsStatementLineItems [Line Items]
subordinated debt ,Tier I capital	18,028	R$ 18,336
subordinated debt ,Tier II capital [Member]
IfrsStatementLineItems [Line Items]
subordinated debt ,Tier II capital	R$ 21,208	R$ 18,431
L C R [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial assets	191.80%	164.40%
N S F R [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial assets	126.90%	124.90%
Average [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 931	R$ 678
Top of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 1,247	1,172
Capital Adequcy ratio	17.00%
Percentage of adjusted capital ratio	50.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 718	R$ 494
Percentage of fixed assets ratio	21.50%	19.90%
Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Expected credit loss	R$ (887)	R$ (810)
Loan commitments [member]
IfrsStatementLineItems [Line Items]
Expected credit loss	R$ (3,311)	R$ (2,874)
Optimistic [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	100.00%
Optimistic [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	15.00%
Base Scenario [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	100.00%
Base Scenario [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	55.00%
Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	100.00%
Pessimistic Scenario [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	30.00%